Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Royalties	Fees	Dividends	Infrastructure	Total Payments
ARGENTINA | Government of the Province of San Juan [Member]
Total	$ 90,000		$ 140,000			$ 230,000
ARGENTINA | Government of Argentina [Member]
Total	1,110,000					1,110,000
CANADA | Biigtigong Nishnaabeg [Member]
Total			2,200,000		$ 1,230,000	3,430,000
CANADA | City of Thunder Bay [Member]
Total	170,000					170,000
CANADA | Pic Mobert First Nation [Member]
Total			2,840,000		1,110,000	3,950,000
CANADA | Town of Marathon [Member]
Total	610,000					610,000
CANADA | Township of Manitouwadge [Member]
Total	450,000					450,000
CHILE | Government of Chile [Member]
Total	2,340,000					2,340,000
CHILE | Oversight Board of the Huasco River Basin and Its Tributaries [Member]
Total					1,580,000	1,580,000
CHILE | Municipality of Alto del Carmen [Member]
Total	290,000					290,000
CHILE | Municipality of Coquimbo [Member]
Total	890,000					890,000
CHILE | Municipality of Providencia [Member]
Total	560,000					560,000
CÔTE D'IVOIRE | Government of Côte d'Ivoire [Member]
Total	25,130,000	$ 35,410,000				60,540,000
DOMINICAN REPUBLIC | Government of the Dominican Republic [Member]
Total	195,250,000	22,880,000	640,000		340,000	219,110,000
MALI | Government of Mali [Member]
Total	189,940,000	73,110,000		$ 33,470,000		296,520,000
PAKISTAN | Government of Balochistan [Member]
Total		7,500,000	6,290,000			13,790,000
PAKISTAN | Government of Pakistan [Member]
Total	240,000					240,000
PAPUA NEW GUINEA | Government of Papua New Guinea [Member]
Total	3,530,000					3,530,000
PERU | Government of Peru [Member]
Total	12,440,000		580,000			13,020,000
TANZANIA, UNITED REPUBLIC OF | Msalala District Council [Member]
Total	900,000					900,000
TANZANIA, UNITED REPUBLIC OF | Nyangwale District Council [Member]
Total	440,000					440,000.00
TANZANIA, UNITED REPUBLIC OF | Tanzania Federal Government [Member]
Total	5,450,000	77,100,000	13,100,000		$ 4,680,000	100,330,000
TANZANIA, UNITED REPUBLIC OF | Tarime District Council [Member]
Total	1,610,000					1,610,000
UNITED STATES | Cibola County [Member]
Total	460,000					460,000
UNITED STATES | Elko County [Member]
Total	3,860,000		110,000			3,970,000
UNITED STATES | Eureka County [Member]
Total	14,250,000		120,000			14,370,000
UNITED STATES | Government of the United States of America [Member]
Total	150,950,000		9,170,000			160,120,000
UNITED STATES | Humboldt County Nevada [Member]
Total	6,270,000					6,270,000
UNITED STATES | Lander County [Member]
Total	19,550,000		640,000			20,190,000
UNITED STATES | Lawrence County [Member]
Total			120,000			120,000
UNITED STATES | Napa County [Member]
Total	90,000					90,000
UNITED STATES | State of Missouri [Member]
Total			860,000			860,000
UNITED STATES | State of Montana [Member]
Total	150,000					150,000
UNITED STATES | State of Nevada [Member]
Total	168,300,000		1,900,000			170,200,000
UNITED STATES | State of South Dakota [Member]
Total			270,000			270,000
UNITED STATES | State of Utah [Member]
Total	130,000					130,000
UNITED STATES | Storey County [Member]
Total	120,000					120,000
ZAMBIA | Government of Zambia [Member]
Total	$ 1,000,000	$ 67,300,000	$ 90,000			$ 68,390,000